Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Less: Debt issuance costs	$ (18,694)	$ (18,265)	$ (10,969)
Total debt	752,437	754,798	675,311
Less: Current portion	(7,731)	(7,750)	(7,280)
Debt, net of current portion	744,706	747,048	668,031
2024 Term loan
Debt Instrument [Line Items]
2024 Term loan	771,131	773,063
Revolving credit facility
Debt Instrument [Line Items]
2024 Term loan